CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2021
Disclosure Of Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY [Text Block]

3. CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In preparing these consolidated financial statements, management has made judgments estimates and assumptions that affect the application of the Company's accounting policies which are described in Note 2 and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about assumptions and estimation uncertainties that have significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

- Deferred taxes
Deferred tax assets are recognized only if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future. This judgment is made by management on an ongoing basis and is based on budgets and business plans for the coming years. These budgets and business plans are reviewed and approved by the Board of Directors. Since inception, the Company has reported losses, and consequently, the Company has unused tax losses. The deferred tax assets are currently not deemed to meet the criteria for recognition as management is not able to provide any convincing positive evidence that deferred tax assets should be recognized. Therefore, management has concluded that deferred tax assets should not be recognized on December 31, 2021.

- Measurement of fair values

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as a broker quotes or pricing services, is used to measure fair values, then the Company assesses the evidence obtained from third parties to support the conclusion of these valuations meet the requirements of the standards, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

- Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

- Level 2: inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

- Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about assumptions made in measuring fair values is included in the following notes:

- Note 11 - share-based payment arrangements; and

- Note 19 - financial instruments.